Consolidated Statements of Cash Flows (USD $)	6 Months Ended		52 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash Flows from Operating Activities
Net loss	$ (961,695)	$ (594,128)	$ (3,329,372)
Donated services and expenses	0	0	10,500
Depreciation and amortization	9,460	230,564	504,378
Stock-based compensation	523,975	260,000	2,005,872
Accretion of discount on convertible debt	177,756	0	178,097
Loss on derivative	70,829	0	68,080
Loss on settlement of debt	13,750	0	13,750
Amortization of debt financing costs	3,606	0	3,606
Changes in operating assets and liabilities:
Prepaid expenses	(52,466)	(45,500)	(58,966)
Accounts payable	22,677	25,308	75,651
Accrued liabilities	16,357	4,923	26,469
Net Cash Used in Operating Activities	(175,751)	(118,833)	(501,755)
Cash Flows from Financing Activities:
Proceeds from sale of common stock for cash	0	100,000	141,000
Proceeds from loans payable	0	9,977	91,189
Proceeds from convertible note payable	192,000	0	202,000
Due to related party	5,955	9,566	90,161
Contributions from non-controlling interest	1,600	0	1,600
Net Cash Provided by Financing Activities	199,555	119,543	525,950
Increase in Cash and Cash Equivalent	23,804	710	24,195
Cash – Beginning of Period	391	475	0
Cash – End of Period	24,195	1,185	24,195
Supplemental Disclosures:
Interest paid	0	0	0
Income taxes paid	0	0	0
Non-Cash Disclosures:
Debt discount	108,130	0	116,974
Cancellation of shares	0	0	573
Conversion of derivative liability	236,167	0	236,167
Reclassification of related party debt to/from accounts payable	0	23,445	48,249
Shares issued for acquisition of assets	0	471,128	504,918
Shares issued upon conversion of convertible debt and accrued interest	$ 177,593	$ 0	$ 177,593